Loans And Advances - Summary of key factors of the macroeconomic scenarios on the economic conditions (Detail) - Forecast [Member]	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026
Japanese GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.20%	4.90%
Japanese GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.00%	3.60%
Japanese GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.80%	2.90%
Japanese GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	(1.70%)	1.50%
U.S. GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.10%	2.70%
U.S. GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.90%	1.40%
U.S. GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.20%	0.10%
U.S. GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	(1.30%)	(1.50%)
EMU GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.30%	1.80%
EMU GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.00%	1.20%
EMU GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	(2.60%)	0.30%
EMU GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	(5.20%)	(0.30%)
Asia-Pacific GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	5.50%	5.70%
Asia-Pacific GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.30%	4.40%
Asia-Pacific GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.30%	3.10%
Asia-Pacific GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.60%	1.50%
Japanese short-term interest rate [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.50%	0.50%
Japanese short-term interest rate [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.50%	0.50%
Japanese short-term interest rate [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.50%	0.50%
Japanese short-term interest rate [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.10%	0.90%